UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-09607

       Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

5966 South Dixie Highway, Suite 300

       South Miami, FL 33143

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

5966 South Dixie Highway, Suite 300

      South Miami, FL 33143

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

a)	The Reports to Shareholders of each Fund are attached herewith.

Semi-Annual Shareholder Report: May 31, 2026

The Fairholme Fund

Ticker: FAIRX

This semi-annual shareholder report contains important information about The Fairholme Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Fund	$41	0.80%

How did the Fund perform during the last six months?

For the six months ended May 31, 2026, the Fund returned 5.32% compared to 11.34% for the S&P 500 Index. The Fund’s performance was volatile and divergent from the Index due to the Fund’s investment in a limited number of securities. The Fund’s underperformance during the period was primarily due to the performance of the common stock of The St. Joe Company, the Fund’s largest holding. The      St. Joe Company reported a 55.8% increase in earnings per share in 2025 as compared to 2024, followed by a 21% decrease in earnings per share in the first quarter of 2026 as compared to the first quarter of 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The graph shows the performance of a hypothetical $10,000 investment over the 10-year period ended May 31, 2026.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Table Summary
	The Fairholme Fund	S&P 500 Index
2016	$10,000	$10,000
2017	$11,091	$11,747
2018	$10,834	$13,437
2019	$11,191	$13,945
2020	$10,974	$15,735
2021	$17,975	$22,079
2022	$18,332	$22,013
2023	$17,148	$22,656
2024	$20,901	$29,042
2025	$18,056	$32,969
2026	$24,483	$42,788

Average Annual Total Returns (as of May 31, 2026)

Table Summary
AATR	1 Year	5 years	10 years
The Fairholme Fund	35.60%	6.38%	9.37%
S&P 500 Index	29.78%	14.15%	15.65%

Fund Statistics

Table Summary
Net Assets	$1,290,139,415
# of Portfolio Holdings	12
Portfolio Turnover Rate	2.36%

What are the Fund's Holdings?

The following table and graphs show the Fund's holdings as of  May 31, 2026. Figures are expressed as percentages of the Fund's net assets.

Top Holdings

Table Summary
The St. Joe Co.	76.8%
Enterprise Products Partners LP	8.4%
Imperial Metals Corp.	2.1%
Berkshire Hathaway, Inc., Class B	1.4%
Bank OZK	1.0%
Berkshire Hathaway, Inc., Class A	0.6%
Federal National Mortgage Association	0.2%

Sector Weightings

Table Summary
Value	Value
Mortgage Finance	0.2%
Regional Banks	1.0%
Diversified Holding Companies	2.0%
Metals & Mining	2.1%
Oil & Gas Storage & Transportation	8.4%
Cash and Cash Equivalents	9.6%
Real Estate Management & Development	76.8%

Asset Weightings

Table Summary
Value	Value
Domestic Equity Securities	88.2%
U.S. Government Obligations	8.9%
Foreign Equity Securities	2.1%
Money Market Funds	0.7%
Domestic Preferred Equity Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Where can I find additional information about the Fund?

Scan the QR code below or visit www.fairholmefunds.com/prospectus for additional information about the Fund, including the Fund's prospectus, financial information, portfolio holdings and proxy voting information.

Fairholme Funds, Inc.

P.O. Box 534443

Pittsburgh, PA 15253-4443

(866) 202-2263

Semi-Annual Shareholder Report: May 31, 2026

The Fairholme Fund

Ticker: FAIRX

Semi-Annual Shareholder Report: May 31, 2026

The Fairholme Focused Income Fund

Ticker: FOCIX

This semi-annual shareholder report contains important information about The Fairholme Focused Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Focused Income Fund	$41	0.80%

How did the Fund perform during the last six months?

For the six months ended May 31, 2026, the Fund returned 5.31% compared to 0.23% for the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance differed from Index performance because the Fund invests in a limited number of securities and holds a significant percentage of Fund assets in cash and cash equivalents. The Fund’s performance during the period was due in large part to equity ownership of Enterprise Products Partners LP, which is the largest position in the Fund.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The graph shows the performance of a hypothetical $10,000 investment over the 10-year period ended May 31, 2026.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Table Summary
	The Fairholme Focused Income Fund	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000
2017	$11,667	$10,158
2018	$12,061	$10,120
2019	$12,089	$10,768
2020	$11,120	$11,781
2021	$13,089	$11,734
2022	$13,789	$10,769
2023	$14,102	$10,538
2024	$16,234	$10,676
2025	$18,081	$11,259
2026	$20,013	$11,836

Average Annual Total Returns (as of May 31, 2026)

Table Summary
AATR	1 Year	5 years	10 years
The Fairholme Focused Income Fund	10.69%	8.86%	7.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Fund Statistics

Table Summary
Net Assets	$218,592,495
# of Portfolio Holdings	16
Portfolio Turnover Rate	9.90%

What are the Fund's Holdings?

The following table and graphs show the Fund's holdings as of  May 31, 2026. Figures are expressed as percentages of the Fund's net assets.

Top Holdings

Table Summary
Enterprise Products Partners LP	34.3%
Bank OZK	11.2%
W. R. Berkley Corp.	5.5%
The Progressive Corp.	4.8%
Pfizer, Inc.	2.8%
Federal Home Loan Mortgage Corp.	2.2%
The Kraft Heinz Co.	2.1%
United Parcel Service, Inc.	1.1%
The Campbell's Co.	1.0%
Home BancShares, Inc.	0.2%

Sector Weightings

Table Summary
Value	Value
Packaged Foods & Meats	1.0%
Air Freight	1.1%
Food Products	2.1%
Mortgage Finance	2.2%
Pharmaceuticals	2.8%
Property & Casualty Insurance	10.3%
Regional Banks	11.4%
Oil & Gas Storage & Transportation	34.3%
Cash and Cash Equivalents	34.7%

Asset Weightings

Table Summary
Value	Value
Domestic Equity Securities	63.0%
U.S. Government Obligations	32.0%
Money Market Funds	2.7%
Domestic Preferred Equity Securities	2.2%
Other Assets in Excess of Liabilities	0.1%

Where can I find additional information about the Fund?

Scan the QR code below or visit www.fairholmefunds.com/prospectus for additional information about the Fund, including the Fund's prospectus, financial information, portfolio holdings and proxy voting information.

Fairholme Funds, Inc.

P.O. Box 534443

Pittsburgh, PA 15253-4443

(866) 202-2263

Semi-Annual Shareholder Report: May 31, 2026

The Fairholme Focused Income Fund

Ticker: FOCIX

b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2026 (Unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 88.2%

	DIVERSIFIED HOLDING COMPANIES — 2.0%
10	Berkshire Hathaway, Inc., Class A(a)	$7,109,000
39,300	Berkshire Hathaway, Inc., Class B(a)	18,647,064

		25,756,064

	OIL & GAS STORAGE & TRANSPORTATION — 8.4%
2,953,100	Enterprise Products Partners LP	108,644,549

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 76.8%
15,580,124	The St. Joe Co.(b)	991,363,290

	REGIONAL BANKS — 1.0%
256,800	Bank OZK	12,426,552

TOTAL DOMESTIC EQUITY SECURITIES (COST $452,128,466)		1,138,190,455

	FOREIGN EQUITY SECURITIES — 2.1%

	CANADA — 2.1%

	METALS & MINING — 2.1%
5,245,413	Imperial Metals Corp.(a)	26,100,558

TOTAL FOREIGN EQUITY SECURITIES (COST $38,085,663)		26,100,558

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.2%

	MORTGAGE FINANCE — 0.2%
170,000	Federal National Mortgage Association 5.100%, Series E(a)	$2,567,000

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $639,200)		2,567,000

Principal

	U.S. GOVERNMENT OBLIGATIONS — 8.9%

	U.S. Treasury Bills
$25,000,000	3.608%, 06/02/2026(c)	24,997,523
20,000,000	3.594%, 06/09/2026(c)	19,983,878
55,000,000	3.583%, 06/16/2026(c)	54,916,681
15,000,000	3.577%, 06/23/2026(c)	14,966,688

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $114,867,084)		114,864,770

Shares

	MONEY MARKET FUNDS — 0.7%

9,620,572	Fidelity Investments Money Market Treasury Portfolio - Class I, 3.51%(d)	9,620,572

TOTAL MONEY MARKET FUNDS (COST $9,620,572)		9,620,572

TOTAL INVESTMENTS — 100.1% (COST $615,340,985)		1,291,343,355
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(1,203,940)

NET ASSETS — 100.0%		$1,290,139,415

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 7.
(c)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)	Annualized based on the 1-day yield as of May 31, 2026.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026 (Unaudited)

Assets

Investments, at Fair Value:

Unaffiliated Issuers (Cost – $245,400,741)	$299,980,065

Affiliated Issuers (Cost – $369,940,244)	991,363,290

Dividends and Interest Receivable	46,327

Receivable for Capital Shares Sold	2,882

Total Assets	1,291,392,564

Liabilities

Accrued Management Fees	886,371

Payable for Capital Shares Redeemed	129,277

Payable for Securities Purchased	237,501

Total Liabilities	1,253,149

NET ASSETS	$1,290,139,415

Net Assets consist of:

Paid-In Capital	$1,336,518,203

Total Accumulated Losses	(46,378,788)

NET ASSETS	$1,290,139,415

Shares of Common Stock Outstanding* ($0.0001 par value)	31,869,843

Net Asset Value, Offering and Redemption Price Per Share ($1,290,139,415 / 31,869,843 shares)	$40.48

* 700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2026
Investment Income

Interest — Unaffiliated Issuers	$2,306,372

Dividends — Unaffiliated Issuers	233,028

Dividends — Affiliated Issuers	2,575,155

Total Investment Income	5,114,555

Expenses

Management Fees	6,669,595

Total Expenses	6,669,595

Less: Voluntary Reduction of Management Fees	(1,333,919)

Net Expenses	5,335,676

Net Investment Loss	(221,121)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions

Net Realized Gain on:

Investments - Unaffiliated Issuers*	162,709

Investments - Affiliated Issuers	24,898,495

Foreign Currency Related Transactions	10,513

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations:

Unaffiliated Investments	12,230,356

Affiliated Investments	30,787,516

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	68,089,589

NET INCREASE IN NET ASSETS FROM OPERATIONS	$67,868,468

* Realized gain includes $91 related to amounts received from class action settlements for securities previously held by the Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025
CHANGES IN NET ASSETS
From Operations
Net Investment Income (Loss)	$(221,121)	$7,192,836
Net Realized Gain on Investments and Foreign Currency Related Transactions	25,071,717	18,759,255
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	43,017,872	157,505,262

Net Increase in Net Assets from Operations	67,868,468	183,457,353

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(7,242,370)	(7,543,988)

From Capital Share Transactions
Proceeds from Sale of Shares	3,441,400	19,218,802
Shares Issued in Reinvestment of Dividends and Distributions	4,011,413	4,342,328
Cost of Shares Redeemed	(41,890,074)	(138,018,030)
Redemption Fees	12,315	18,543

Net Decrease in Net Assets from Shareholder Activity	(34,424,946)	(114,438,357)

NET ASSETS
Net Increase in Net Assets	26,201,152	61,475,008
Net Assets at Beginning of Period	1,263,938,263	1,202,463,255

Net Assets at End of Period	$1,290,139,415	$1,263,938,263

SHARES TRANSACTIONS
Issued	83,427	608,607
Reinvested	100,967	142,185
Redeemed	(1,015,186)	(4,358,512)

Net Decrease in Shares	(830,792)	(3,607,720)
Shares Outstanding at Beginning of Period	32,700,635	36,308,355

Shares Outstanding at End of Period	31,869,843	32,700,635

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30,
			2025		2024		2023		2022		2021
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$38.65		$33.12		$31.93		$24.75		$29.29		$25.35

Investment Operations
Net Investment Income (Loss)(1)	(0.01)		0.21		0.20		0.14		0.02		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	2.06		5.53		1.14		7.04		(4.56)		4.01

Total from Investment Operations	2.05		5.74		1.34		7.18		(4.54)		3.94

Dividends and Distributions
From Net Investment Income	(0.22)		(0.21)		(0.15)		—		—		—

Total Dividends and Distributions	(0.22)		(0.21)		(0.15)		—		—		—

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF PERIOD	$40.48		$38.65		$33.12		$31.93		$24.75		$29.29

TOTAL RETURN	5.32	%(3)	17.50%		4.17%		29.01%		(15.50)%		15.54%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$1,290,139		$1,263,938		$1,202,463		$1,251,386		$1,057,564		$1,348,318
Ratio of Gross Expenses to Average Net Assets	1.00	%(4)	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(5)	0.80	%(5)	0.80	%(5)	0.80	%(5)	0.80	%(5)	0.80	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.03	)%(4)	0.67%		0.57%		0.47%		0.06%		(0.25)%
Portfolio Turnover Rate	2.36	%(3)	1.21%		2.97%		2.72%		2.54%		8.84%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within the Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is long-term growth of capital. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), interests in publicly traded partnerships, business trust shares, interests in real estate investment trusts, rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fund normally holds a focused portfolio of equity and fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Manager as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026 (Unaudited)

securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2026, is as follows:

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026 (Unaudited)

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant	Total
	Level 1 -	Observable	Unobservable	Fair Value
	Quoted Prices	Inputs	Inputs	at 05/31/26
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$1,138,190,455	$—	$—	$1,138,190,455
Foreign Equity Securities*	26,100,558	—	—	26,100,558
Domestic Preferred Equity Securities*	2,567,000	—	—	2,567,000
U.S. Government Obligations	—	114,864,770	—	114,864,770
Money Market Funds	9,620,572	—	—	9,620,572

TOTAL INVESTMENTS	$1,176,478,585	$114,864,770	$—	$1,291,343,355

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at May 31, 2026 or November 30, 2025.

Segment Reporting: An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund represents a single operating segment and the Chief Investment Officer of the Manager acts as the segment’s CODM. The Fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund’s financial statements.

Dividends and Distributions: The Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to the Fund, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the six months ended May 31, 2026 and November 30, 2025, amounted to $12,315 and $18,543, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026 (Unaudited)

recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of the Fund to the extent necessary to limit the management fee of the Fund to the annual rate of 0.80% of the Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $5,335,676 from the Fund for its services during the six months ended May 31, 2026.

Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board. As of May 31, 2026, Mr. Berkowitz and his affiliates owned an aggregate 12,704,363 shares of the Fund.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2026, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$28,116,289	$57,540,083

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026 (Unaudited)

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2026, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
Cost	Appreciation	Depreciation	/(Depreciation)

$ 616,748,830	$ 688,554,521	$ (13,959,996)	$ 674,594,525

The difference between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, capitalized cost and basis adjustments on investments in partnerships.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2026.

The Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2025, net short-term and long-term capital loss carryforwards were as follows:

Long-term capital loss carryforward	$745,804,915

Total	$745,804,915

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by The Fairholme Fund were as follows:

		For the
	For the	Fiscal Year
	Six Months	Ended
	Ended	November 30,
	May 31, 2026	2025
Dividends and Distributions paid from:
Ordinary Income	$7,242,370	$7,543,988

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held by the Fund as of May 31, 2026 amounted to $991,363,290, representing approximately 76.84% of the Fund’s net assets.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026 (Unaudited)

Transactions in the Fund during the six months ended May 31, 2026, in which the issuer of the security was an affiliate are as follows:

				Change in
	Value at			Unrealized	Realized
	November 30,	Purchases	Proceeds	Appreciation/	Gain	Investment	Shares held at	Value at
	2025	at Cost	from Sales	(Depreciation)	(Loss)	Income	May 31, 2026	May 31, 2026
The St. Joe Co.	$ 984,864,566	$—	$49,187,287	$ 30,787,516	$24,898,495	$2,575,155	15,580,124	$991,363,290

Total	$ 984,864,566	$—	$49,187,287	$ 30,787,516	$24,898,495	$2,575,155	15,580,124	$991,363,290

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 9. Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2026 (Unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 63.0%

	AIR FREIGHT — 1.1%
	United Parcel Service, Inc.,
22,500	Class B	$2,400,525

	FOOD PRODUCTS — 2.1%
193,800	The Kraft Heinz Co.	4,653,138

	OIL & GAS STORAGE & TRANSPORTATION — 34.3%
2,038,000	Enterprise Products Partners LP	74,978,020

	PACKAGED FOODS & MEATS — 1.0%
108,000	The Campbell’s Co.	2,279,880

	PHARMACEUTICALS — 2.8%
231,000	Pfizer, Inc.	6,047,580

	PROPERTY & CASUALTY INSURANCE — 10.3%
55,600	The Progressive Corp.	10,586,240
187,650	W. R. Berkley Corp.	11,923,281

		22,509,521

	REGIONAL BANKS — 11.4%
507,800	Bank OZK	24,572,442
12,100	Home BancShares, Inc.	323,796

		24,896,238

TOTAL DOMESTIC EQUITY SECURITIES (COST $89,045,990)		137,764,902

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 2.2%

	MORTGAGE FINANCE — 2.2%
298,800	Federal Home Loan Mortgage Corp.
	5.100%, Series H(a)	$4,768,848

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,016,900)		4,768,848

Principal

	U.S. GOVERNMENT OBLIGATIONS — 32.0%

	U.S. Treasury Bills
$ 20,000,000	3.608%, 06/02/2026(b)	19,998,019
15,000,000	3.594%, 06/09/2026(b)	14,987,908
5,000,000	3.583%, 06/16/2026(b)	4,992,426
20,000,000	3.577%, 06/23/2026(b)	19,955,584
10,000,000	3.590%, 06/30/2026(b)	9,970,789

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $69,906,236)		69,904,726

Shares

	MONEY MARKET FUNDS — 2.7%

5,955,127	Fidelity Investments Money Market Treasury Portfolio - Class I, 3.51%(c)	5,955,127

TOTAL MONEY MARKET FUNDS (COST $5,955,127)		5,955,127

TOTAL INVESTMENTS — 99.9% (COST $166,924,253)		218,393,603
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	198,892

NET ASSETS — 100.0%		$218,592,495

(a)	Non-income producing security.
(b)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(c)	Annualized based on the 1-day yield as of May 31, 2026.

The accompanying notes are an integral part of the financial statements.

1

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026 (Unaudited)

Assets

Investments, at Fair Value (Cost — $166,924,253)	$218,393,603

Dividends and Interest Receivable	158,958

Receivable for Capital Shares Sold	209,940

Total Assets	218,762,501

Liabilities

Accrued Management Fees	151,006

Payable for Capital Shares Redeemed	19,000

Total Liabilities	170,006

NET ASSETS	$218,592,495

Net Assets consist of:

Paid-In Capital	$174,294,219

Total Accumulated Gains	44,298,276

NET ASSETS	$218,592,495

Shares of Common Stock Outstanding* ($0.0001 par value)	14,271,700

Net Asset Value, Offering and Redemption Price Per Share ($218,592,495 / 14,271,700 shares)	$15.32

* 20,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

2

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2026
Investment Income

Interest	$1,506,676

Dividends	1,231,577

Total Investment Income	2,738,253

Expenses

Management Fees	1,073,892

Total Expenses	1,073,892

Less: Voluntary Reduction of Management Fees	(214,778)

Net Expenses	859,114

Net Investment Income	1,879,139

Realized and Unrealized Gain on Investments

Net Realized Gain on Investments	2,779,944

Net Change in Unrealized Appreciation (Depreciation) on: Investments	6,310,106

Net Realized and Unrealized Gain (Loss) on Investments	9,090,050

NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,969,189

The accompanying notes are an integral part of the financial statements.

3

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$1,879,139	$3,734,054
Net Realized Gain on Investments	2,779,944	110,976
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,310,106	3,178,783

Net Increase in Net Assets from Operations	10,969,189	7,023,813

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(1,938,890)	(3,892,936)

From Capital Share Transactions
Proceeds from Sale of Shares	8,268,473	12,039,958
Shares Issued in Reinvestment of Dividends and
Distributions	931,998	1,977,448
Cost of Shares Redeemed	(9,722,261)	(25,959,028)

Net Decrease in Net Assets from Shareholder Activity	(521,790)	(11,941,622)

NET ASSETS
Net Increase (Decrease) in Net Assets	8,508,509	(8,810,745)
Net Assets at Beginning of Period	210,083,986	218,894,731

Net Assets at End of Period	$218,592,495	$210,083,986

SHARES TRANSACTIONS
Issued	547,270	848,481
Reinvested	62,168	138,684
Redeemed	(649,056)	(1,832,884)

Net Decrease in Shares	(39,618)	(845,719)
Shares Outstanding at Beginning of Period	14,311,318	15,157,037

Shares Outstanding at End of Period	14,271,700	14,311,318

The accompanying notes are an integral part of the financial statements.

4

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30,
			2025		2024		2023		2022		2021
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$14.68		$14.44		$12.33		$11.62		$10.62		$10.31

Investment Operations
Net Investment Income(1)	0.13		0.26		0.33		0.26		0.10		0.13
Net Realized and Unrealized Gain on Investments	0.65		0.24		2.19		0.74		1.08		0.30

Total from Investment Operations	0.78		0.50		2.52		1.00		1.18		0.43

Dividends and Distributions
From Net Investment Income	(0.14)		(0.26)		(0.41)		(0.29)		(0.18)		(0.12)

Total Dividends and Distributions	(0.14)		(0.26)		(0.41)		(0.29)		(0.18)		(0.12)

NET ASSET VALUE, END OF PERIOD	$15.32		$14.68		$14.44		$12.33		$11.62		$10.62

TOTAL RETURN	5.31	%(2)	3.56%		20.94%		8.80%		11.30%		4.16%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$218,592		$210,084		$218,895		$208,734		$170,547		$118,887
Ratio of Gross Expenses to Average Net Assets	1.00	%(3)	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(3)(4)	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.80	%(4)
Ratio of Net Investment Income to Average Net Assets	1.75	%(3)	1.79%		2.57%		2.20%		0.89%		1.20%
Portfolio Turnover Rate	9.90	%(2)	3.95%		47.45%		53.48%		46.25%		118.05%

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value.

The accompanying notes are an integral part of the financial statements.

5

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within the Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek current income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which the Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock of issuers in the U.S. and foreign countries, interests in publicly traded partnerships, and interests in real estate investment trusts. Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Manager as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

6

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026 (Unaudited)

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2026, is as follows:

	Valuation Inputs
		Level 2 -Other	Level 3 -
		Significant	Significant	Total
	Level 1 -	Observable	Unobservable	Fair Value
	Quoted Prices	Inputs	Inputs	at 05/31/26
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$137,764,902	$—	$—	$137,764,902
Domestic Preferred Equity Securities*	4,768,848	—	—	4,768,848
U.S. Government Obligations	—	69,904,726	—	69,904,726
Money Market Funds	5,955,127	—	—	5,955,127

TOTAL INVESTMENTS	$148,488,877	$69,904,726	$—	$218,393,603

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at May 31, 2026 or November 30, 2025.

Segment Reporting: An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund represents a single operating segment and the Chief Investment Officer of the Manager acts as the segment’s CODM. The Fund’s total returns, expense ratios, and changes in net assets which are used by

7

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026 (Unaudited)

the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund’s financial statements.

Dividends and Distributions: The Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of the Fund to the extent necessary to limit the management fee of the Fund to the annual rate of 0.80% of the Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $859,114 from the Fund for its services during the six months ended May 31, 2026.

8

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026 (Unaudited)

Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board of Directors. As of May 31, 2026, Mr. Berkowitz and his affiliates owned an aggregate 5,423,774 shares of the Fund.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2026, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$28,729,208	$13,015,519

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2026, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
Cost	Appreciation	Depreciation	/(Depreciation)

$ 166,924,253	$ 53,389,388	$ (1,920,038)	$ 51,469,350

The difference between book basis and tax basis net unrealized appreciation is attributable to capitalized cost and basis adjustments on investments in partnerships.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2026.

The Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2025, net short-term and long-term capital loss carryforwards were as follows:

Long-term capital loss carryforward	$10,459,269

Total	$10,459,269

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

9

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2026 (Unaudited)

The tax character of dividends and distributions paid by the Fund were as follows:

		For the
	For the	Fiscal Year
	Six Months	Ended
	Ended	November 30,
	May 31, 2026	2025
Dividends and Distributions paid from:
Ordinary Income	$1,938,890	$3,892,936

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 8. Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

10

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies. (Unaudited)

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Not applicable.

Pursuant to its obligations under the Investment Management Agreement with the Fairholme Fund, Fairholme Capital Management, L.L.C., the investment adviser to the Fairholme Fund, pays the compensation of Directors who are entitled to receive compensation from the Fairholme Fund.

Pursuant to its obligations under the Investment Management Agreement with the Fairholme Focused Income Fund, Fairholme Capital Management, L.L.C., the investment adviser to the Fairholme Focused Income Fund, pays the compensation of Directors who are entitled to receive compensation from the Fairholme Focused Income Fund.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-

15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date August 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date August 5, 2026

By (Signature and Title)*	/s/ Alexander Berkowitz
Alexander Berkowitz, Treasurer
(principal financial officer)

Date August 5, 2026

* Print the name and title of each signing officer under his or her signature.